UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, NV 89521

 (Address of principal executive offices)    (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (203) 622-6000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2020 through June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Mercator International Opportunity Fund Institutional Class

ADEVINTA ASA

Ticker Symbol:ADE	Cusip Number:N00010844038
Record Date: 6/30/2020	Meeting Date: 10/29/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
11	Appointment of a person to chair the meeting and a person to co-sign the minutes together with the chairperson	For	Issuer	For	With
2	Approval of the Notice convening the meeting and the agenda	For	Issuer	For	With
3	Amendments to the Articles of Association, Share capital increases and Amendments to the instructions for the nomination committee	For	Issuer	For	With

BLACKBERRY LTD.

Ticker Symbol:BB	Cusip Number:09228F103
Record Date: 5/3/2021	Meeting Date: 6/23/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote Board of Directors:John Chen; Michael A. Daniels; Timothy Datteis; Lisa Disbrow, Richard Lynch; Laurie Smaldone Alsup; Babara Stymiest; V. Prem Watsa; Wayne Wouters	For	Issuer	For	With
2	Re-appointment of Auditors - Resolution approving the re-appointment of PricewaterhouseCoopers LLP as auditors of the Company and authorizing the Board of Directors to fix their remuneration.	For	Issuer	For	With
3	Advisory Vote on Executive Compensation - Non-binding advisory resolution that the shareholders accept the Company's approach to executive compensation as disclosed in the Management Proxy Circular for the Meeting.	For	Issuer	For	With

BLACKBERRY LTD.

Ticker Symbol:BB	Cusip Number:09228F103
Record Date: 5/3/2021	Meeting Date: 6/23/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote for Board of Directors	For	Issuer	For	With
2	Reappointment of auditors - PWC.	For	Issuer	For	With
3	Advisory vote on executive compensation.	For	Issuer	For	With

EUROFINS SCIENTIFIC SE

Ticker Symbol:ERF	Cusip Number:5972643
Record Date: 11/2/2020	Meeting Date: 11/16/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve stock split.	For	Issuer	For	With
2	Amend articles to reflect changes in capital.	For	Issuer	For	With
3	Authorize filing of required documents/other formalities.	For	Issuer	For	With

EUROFINS SCIENTIFIC SE

Ticker Symbol:ERF	Cusip Number:5972643
Record Date: 11/2/2020	Meeting Date: 11/16/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve stock split.	For	Issuer	For	With
2	Amend Articles to reflect changes in capital.	For	Issuer	For	With
3	Authorize filings of required documents.	For	Issuer	For	With

FRONTIER DEVELOPMENTS PLC

Ticker Symbol:FDEV	Cusip Number:BBT32N3
Record Date: 9/28/2020	Meeting Date: 10/21/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive and adopt the financial statements for the year ended 31 May 2020 together with the reports of the directors and auditor theron	For	Issuer	For	With
10	To authorize the directors of the company (the directors') to determine the auditor's remuneration for the ensuing year	For	Issuer	For	With
11	That the directors be authorized to allot equity securities up to an aggregate nominal amount of 64,853.02 GBP	For	Issuer	For	With
12	That, subject to the passing of resolution 11 above, the directors be empowered to allot equity securities for cash	For	Issuer	For	With
2	To re-appoint Alexander Bevis, who retires and offers himself for re-appointment, as a director	For	Issuer	For	With
3	To re-appoint David Braben, who retires and offers himself for re-appointment, as a director	For	Issuer	For	With
4	To re-appoint Charles Cotton, who retires and offers himself for re-appointment, as a director	For	Issuer	For	With
5	To re-appoint David Gammon, who retires and offers himself for re-appointment, as a director	For	Issuer	For	With
6	To re-appoint James Mitchell, who retires and offers himself for re-appointment, as a director	For	Issuer	For	With
7	To re-appoint David Walsh, who retires and offers himself for re-appointment, as a director	For	Issuer	For	With
8	To re-appoint Jonathan Watts, who retires and offers himself for re-appointment, as a director	For	Issuer	For	With
9	To re-appoint Ernst & Young as the company's auditor to hold office until the conclusion of the next annual general meeting	For	Issuer	For	With

FRONTIER DEVELOPMENTS PLC

Ticker Symbol:FDEV	Cusip Number:BBT32N3
Record Date: 9/28/2020	Meeting Date: 10/21/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive and adopt financial statements for May 31, 2020.	For	Issuer	For	With
2	Reappoint Directors	For	Issuer	For	With
3	Reappoint auditor's - EY.	For	Issuer	For	With
4	Authorize Directors to determine auditor's remuneration for ensuing year.	For	Issuer	For	With
5	Authorize Directors to allot equity securities up to an aggregate nominal amount.	For	Issuer	For	With
6	Directors empowered to allot equity securities for cash.	For	Issuer	For	With

MATERIALISE NV

Ticker Symbol:MTLS	Cusip Number:57667T100
Record Date: 10/22/2020	Meeting Date: 11/5/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Dismissal and appointment of statutory auditor.	For	Issuer	For	With
2	Amendment of the object and purpose of the company as well as the responsibilities of the Directors.	For	Issuer	For	With
3	Renewal of the Directors ability to increase capital.	For	Issuer	For	With

MATERIALISE NV

Ticker Symbol:MTLS	Cusip Number:57667T100
Record Date: 12/8/2020	Meeting Date: 12/31/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Decision to merge by absorption of Ailanthus LLC.	For	Issuer	For	With

MATERIALISE NV

Ticker Symbol:MTLS	Cusip Number:57667T100
Record Date: 11/30/2020	Meeting Date: 12/31/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	I. Decision to merge, in accordance with the aforementioned merger proposal, by absorption of the limited liability company "AILANTHUS", with its registered office at Huldenberg (B-3040 Huldenberg), Jan Van der Vorstlaan 19, with company number 0461.745. 338 RPR Leuven ("company being absorbed"), by way of transfer under universal title, whereby all assets and liabilities, both rights and obligations, resulting from the dissolution without liquidation are transferred to the limited ...(due to space limits, see proxy material for full proposal).	For	Issuer	For	With

RAKUTEEN, INC.

Ticker Symbol:RKUNY	Cusip Number:75102W108
Record Date: 12/30/2020	Meeting Date: 3/30/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Partial amendments to the Articles of Incorporation.	For	Issuer	For	With
2	Election of Directors	For	Issuer	For	With

RIO TINTO PLC

Ticker Symbol:RIO	Cusip Number:767204100
Record Date: 3/1/2021	Meeting Date: 4/9/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Receipt of Annual 2020 Report.	For	Issuer	For	With
10	Disapplication of pre-emptive rights.	For	Issuer	For	With
11	Authority to purchase RIO shares.	For	Issuer	For	With
12	Notice period for general meetings.	For	Issuer	For	With
2	Approval of remuneration policy.	For	Issuer	For	With
3	Approval of Directors remuneration report.	For	Issuer	For	With
4	Reelection of Directors.	For	Issuer	For	With
5	Reappointment of auditors.	For	Issuer	For	With
6	Remuneration of auditors.	For	Issuer	For	With
7	Authority to make political donations.	For	Issuer	For	With
8	Renewal and amend employee share plan.	For	Issuer	For	With
9	General authority to allot shares.	For	Issuer	For	With

SOLAREDGE TECHNOLOGIES, INC.

Ticker Symbol:SEDG	Cusip Number:83417M104
Record Date: 4/5/2021	Meeting Date: 6/1/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of appointment of auditor - EY.	For	Issuer	For	With
3	Approval of executive compensation.	For	Issuer	For	With

STMICROELOCTRONICS N.V.

Ticker Symbol:STM	Cusip Number:861012102
Record Date: 4/12/2021	Meeting Date: 5/27/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Remuneration Report	For	Issuer	For	With
10	Appoint a member to Supervisory Board.	For	Issuer	For	With
11	Authorization of share repurchase.	For	Issuer	For	With
12	Delegation to Supervisory Board to issue new shares.	For	Issuer	For	With
2	Adoption of Remuneration policy.	For	Issuer	For	With
3	Adoption of 2020 accountants.	For	Issuer	For	With
4	Adoption of dividend.	For	Issuer	For	With
5	Discharge of Managing Board sole member.	For	Issuer	For	With
6	Discharge members of supervisory board.	For	Issuer	For	With
7	Reappointment of a member of Managing Board	For	Issuer	For	With
8	Approval of stock base compensation for President and CEO.	For	Issuer	For	With
9	Approval of stock award program.	For	Issuer	For	With

STROOER SE & CO KGAA

Ticker Symbol:SAX	Cusip Number:B3S3S52
Record Date: 10/13/2020	Meeting Date: 11/4/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Accept financial statements and statutory reports.	For	Issuer	For	With
10	Approval of terms of stock option plan 2019.	For	Issuer	For	With
11	Authorize share repurchase program including discontinuance.	For	Issuer	For	With
12	Authorize use of derivatives when repurchasing shares.	For	Issuer	For	With
13	Approve remuneration of supervisory board.	For	Issuer	For	With
2	Approve allocation of income and dividends.	For	Issuer	For	With
3	Discharge of personal liability for fiscal year 2019	For	Issuer	For	With
4	Approval of discharge of supervisory board for 2019.	For	Issuer	For	With
5	Ratify auditors for fiscal year 2020 - KMPG.	For	Issuer	For	With
6	Elect 2 members to the supervisory board.	For	Issuer	For	With
7	Amend articles re proof of entitlement.	For	Issuer	For	With
8	Amend articles to allow for virtual general meeting.	For	Issuer	For	With
9	Approval of terms of stock option plan 2015.	For	Issuer	For	With

TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR

Ticker Symbol:TSM	Cusip Number:874039100
Record Date: 4/9/2021	Meeting Date: 6/8/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Accept 2020 financial statements and business report.	For	Issuer	For	With
2	Approval of ballet form changes to election of Directors.	For	Issuer	For	With
3	Approval of employee restricted stock award for 2021.	For	Issuer	For	With
4	Election of Directors.	For	Issuer	For	With

THK CO. LTD.

Ticker Symbol:6481.T	Cusip Number:6869131
Record Date: 12/31/2020	Meeting Date: 3/20/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors.	For	Issuer	For	With

TOMTOM NV

Ticker Symbol:TOM2.AS	Cusip Number:BFY1TC8
Record Date: 9/15/2020	Meeting Date: 10/13/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of 2 Supervisory Board Members.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: August 30, 2021

By /s/ Adam Snitkoff

* Adam Snitkoff

Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date: August 30, 2021

*Print the name and title of each signing officer under his or her signature.